SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jan. 31, 2025
Accounting Policies [Abstract]
Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with GAAP requires our management to make estimates and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. We believe our judgments, estimates and assumptions associated with revenue recognition, goodwill and income taxes may affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand and highly liquid investments having an original maturity of three months or less. Our cash and cash equivalents includes marketable debt securities with remaining maturities of less than 90 days at the time of purchase.
Restricted Cash and Cash Equivalents, and Restricted Bank Time Deposits
Restricted Cash and Cash Equivalents, and Restricted Bank Time Deposits

Restricted cash and cash equivalents, and restricted bank time deposits are mainly pledged as collateral for performance guarantees.

Investments
Investments

Our investments generally consist of bank time deposits with remaining maturities in excess of 90 days at the time of purchase. We held no marketable debt securities with remaining maturities in excess of 90 days at the time of purchase at January 31, 2025 and 2024. Investments with maturities in excess of one year are included in other assets.

Accounts Receivable, net
Accounts Receivable, net

Accounts receivable are comprised of invoiced amounts due from customers for which we have an unconditional right to collect and are not interest-bearing. Credit is extended to customers based on an evaluation of their financial condition and other factors. We generally do not require collateral or other security to support accounts receivable. The Company performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for credit losses.

Concentrations of Credit Risk
Concentrations of Credit Risk

Financial instruments that potentially subject us to concentrations of credit risk consist principally of cash and cash equivalents, bank time deposits, short-term investments, accounts receivable, and contract assets. We invest our cash in bank accounts and bank time deposits. By policy, we seek to limit credit exposure on investments through diversification and by restricting our investments to highly rated securities.
We grant credit terms to our customers in the ordinary course of business. Concentrations of credit risk with respect to accounts receivable and contract assets are generally limited due to the large number of customers comprising our customer base and their dispersion across different industries and geographic areas.
Allowance for Credit Losses
Allowance for Credit Losses

Our allowance for credit losses is estimated based on an analysis of the aging of our accounts receivable and contract assets, historical write-offs, customer payment patterns, individual customer creditworthiness, current economic trends, reasonable and supportable forecasts of future economic conditions, and/or establishment of specific reserves for customers in adverse financial condition. We write-off an account receivable and charge it against its recorded allowance at the point when it is considered uncollectible. We assess the adequacy of the allowance for credit losses on a quarterly basis.

Inventories
Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted-average method of inventory accounting. The valuation of our inventories requires us to make estimates regarding excess or obsolete inventories, including making estimates of the future demand for our products. Although we make every effort to ensure the accuracy of our forecasts of future product demand, any significant unanticipated changes in demand, price, or technological developments could have a significant impact on the value of our inventory and reported operating results. Charges for excess and obsolete inventories are included within cost of revenue.

Property and Equipment, net
Property and Equipment, net

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is computed using the straight-line method based over the estimated useful lives of the assets. The vast majority of equipment, furniture and other is depreciated over periods ranging from three to six years. Software is typically depreciated over a period of four years. Buildings are typically depreciated over fifty years. Leasehold improvements are amortized over the shorter of their estimated useful lives or the related lease term.

The cost of maintenance and repairs of property and equipment is charged to operations as incurred. When assets are retired or disposed of, the cost and accumulated depreciation or amortization thereon are removed from the consolidated balance sheet and any resulting gain or loss is recognized in the consolidated statement of operations.

Long-Lived Assets impairment
Long-Lived Assets impairment

The Company reviews long-lived assets for their impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. If the carrying value of the asset exceeded the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset, a write-down would be recorded to reduce the related asset to its estimated fair value.

Segment Reporting
Segment Reporting

We evaluated segment reporting in accordance with Accounting Standards Codification (“ASC”) Topic 280, Segment Reporting. For additional details please refer to note 6, “Segment Information”.

Goodwill and Other Acquired Intangible Assets
Goodwill and Other Acquired Intangible Assets

For business combinations, the purchase prices are allocated to the tangible assets and intangible assets acquired and liabilities assumed based on their estimated fair values on the acquisition dates, with the remaining unallocated purchase prices recorded as goodwill.

We test goodwill for impairment at the reporting unit level on an annual basis usually as of January 31, or more frequently if changes in facts and circumstances indicate that impairment in the value of goodwill may exist.

We operate as one reporting unit. In testing for goodwill impairment, we may elect to utilize a qualitative assessment to evaluate whether it is more likely than not that the fair value of our reporting unit is less than its carrying amount, during the qualitative assessment we may utilize the market value as an indicator for the analysis. If we elect to bypass a qualitative assessment, or if our qualitative assessment indicates that goodwill impairment is more likely than not, we perform quantitative impairment testing. If our quantitative testing determines that the carrying value of the reporting unit exceeds its fair value, goodwill impairment is recognized in an amount equal to that excess, limited to the total goodwill allocated to our reporting unit. For each of the three years in the period ended January 31, 2025, 2024 and 2023, no impairment was identified.

We utilize some or all of three primary approaches to assess the fair value of a reporting unit: (a) an income-based approach, using projected discounted cash flows, (b) a market-based approach, using valuation multiples of comparable companies, and (c) a transaction-based approach, using valuation multiples for recent acquisitions of similar businesses made in the marketplace. Our estimate of fair value of our reporting unit is based on a number of subjective factors, including: (a) appropriate consideration of valuation approaches (income approach, comparable public company approach, and comparable transaction approach), (b) estimates of future growth rates, (c) estimates of our future cost structure, (d) discount rates for our estimated cash flows, (e) selection of peer group companies for the public company and the market transaction approaches, (f) required levels of working capital, (g) assumed terminal value, and (h) time horizon of cash flow forecasts.

Acquired identifiable intangible assets include identifiable acquired technologies, customer relationships, trade names, distribution networks, and non-competition agreements. We amortize the cost of finite-lived identifiable intangible assets over their estimated useful lives, which are periods of 7 years or less. Amortization is based on the pattern in which the economic benefits of the intangible asset are expected to be realized, which typically is on a straight-line basis. The fair values assigned to identifiable intangible assets acquired in business combinations are determined primarily by using the income approach, which discounts expected future cash flows attributable to these assets to present value using estimates and assumptions determined by management.

Fair Value Measurements
Fair Value Measurements

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. An instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This fair value hierarchy consists of three levels of inputs that may be used to measure fair value:

•Level 1: quoted prices in active markets for identical assets or liabilities;

•Level 2: inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

•Level 3: unobservable inputs that are supported by little or no market activity.
We review the fair value hierarchy classification of our applicable assets and liabilities at each reporting period. Changes in the observability of valuation inputs may result in transfers within the fair value measurement hierarchy.
Fair Values of Financial Instruments
Fair Values of Financial Instruments
Our recorded amounts of cash and cash equivalents, restricted cash and cash equivalents, and restricted bank time deposits, accounts receivable, contract assets, and accounts payable approximate fair value, due to the short-term nature of these instruments. We measure certain financial assets and liabilities at fair value based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.
Derivative Financial Instruments
Derivative Financial Instruments

The Company accounts for derivatives and hedging based on ASC 815, Derivatives and Hedging. Derivatives are recognized on the balance sheet at fair value. If the derivatives meet the criteria of a cash flow hedge under ASC 815 and are so designated, depending on the nature of the hedge, the gain or loss of the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period, or periods, during which the hedged transaction affects earnings.

As part of our risk management strategy, when considered appropriate, we use derivative financial instruments including foreign currency forward contracts to hedge against certain foreign currency exposure. Our intent is to mitigate gains and losses caused by the underlying exposures with offsetting gains and losses on the derivative contracts. It should be noted that the company might execute hedging transaction using derivatives which don’t qualify as hedge accounting under ASC 815.

To protect against the increase in value in USD terms of expected foreign currency cash flows resulting mainly from salaries and related benefits paid in NIS during the year, the Company hedges portions of its anticipated cash flow in NIS for a period of up to twelve months with forward contracts (the “Hedging Contracts”). Accordingly, when the USD depreciates against the NIS, the increase in salaries and related expenses in USD is offset by losses in the fair value of the Hedging Contracts. Conversely, when the USD appreciates against the NIS, the decrease in salaries and related expenses in USD is offset by gains in the fair value of the Hedging Contracts. These Hedging Contracts are designated as cash flow hedges.

We also periodically utilize foreign currency forward contracts to manage exposures resulting from expected inflows dominated in currencies other than the applicable functional currency, and exposures from cash, cash equivalents and short-term investments denominated in currencies other than the applicable functional currency.

The counterparties to our derivative financial instruments consist of two major financial institutions. We regularly monitor the financial strength of these institutions. While the counterparties to these contracts expose us to credit-related losses in the event of a counterparty’s non-performance, the risk would be limited to the unrealized gains on such affected contracts. We do not anticipate any such losses.

Revenue Recognition
Revenue Recognition

We account for revenue in accordance with ASC 606, Revenue from Contracts with Customers. For additional details please refer to note 4, “Revenue Recognition”.
REVENUE RECOGNITION
Revenue is recognized when a customer obtains control of promised goods or services in an amount that reflects the consideration that we expect to receive in exchange for those goods or services. When an arrangement contains multiple performance obligations, we account for individual performance obligations separately if they are distinct. We recognize revenue through the application of the following five steps:

1) Identify the contract(s) with a customer
A contract with a customer exists when (i) we enter into an enforceable contract with the customer that defines each party’s rights regarding the goods or services to be transferred and identifies the payment terms related to these goods or services, (ii) the contract has commercial substance, and (iii) we determine that collection of substantially all consideration for goods or services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration. We apply judgment in determining the customer’s ability and intention to pay, which is based on a variety of factors including the customer’s historical payment experience or in the case of a new customer, published credit and financial information pertaining to the customer. Our customary business practice is to enter into legally enforceable written contracts with our customers, which set forth the general terms and conditions between the parties. Typically, our customers also submit a purchase order to specify the different goods and services, and the associated prices. Multiple contracts with a single counterparty entered into at or near the same time are evaluated to determine if the contracts should be combined and accounted for as a single contract.

2) Identify the performance obligations in the contract
Performance obligations promised in a contract are identified based on the goods or services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the goods or services either on its own or together with other resources that are readily available from third parties or from us, and are distinct in the context of the contract, whereby the transfer of the goods or services is separately identifiable from other promises in the contract. To the extent a contract includes multiple promised goods or services, we must apply judgment to determine whether promised goods or services are capable of being distinct and are distinct in the context of the contract. If these criteria are not met, the promised goods or services are accounted for as a combined performance obligation. Generally, our contracts do not include non-distinct performance obligations, but certain contracts require design, development, or significant customization of our products to meet the customer’s specific requirements, in which case the products and services promised do not represent a distinct performance obligation and are combined into one distinct performance obligation. Additionally, our subscription license offerings provide customers with access to and the right to utilize ongoing support to ensure our software is continuously up-to-date with the latest cyber security capabilities. We consider our software subscription licenses and access to critical support to be a single performance obligation.

3) Determine the transaction price
The transaction price is determined based on the consideration to which we will be entitled in exchange for transferring goods or services to the customer. We assess the timing of transfer of goods and services to the customer as compared to the timing of payments to determine whether a significant financing component exists. As a practical expedient, we do not assess the existence of a significant financing component when the difference between payment and transfer of deliverables is a year or less, which is the case in the majority of our customer contracts. The primary purpose of our invoicing terms is not to receive or provide financing from or to customers. Certain contracts may require an advance payment to encourage customer commitment to the project and protect us from early termination of the contract. To the extent the transaction price includes variable consideration, we estimate the amount of variable consideration that should be included in the transaction price, utilizing either the expected value method or the most likely amount method depending on the nature of the variable consideration. Variable consideration is included in the transaction price, if we assessed that a significant future reversal of cumulative revenue under the contract will not occur. Typically, our contracts do not provide our customers with any right of return or refund, and we do not constrain the contract price as it is probable that there will not be a significant revenue reversal due to a return or refund.

4) Allocate the transaction price to the performance obligations in the contract
If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. However, if a series of distinct goods or services that are substantially the same qualifies as a single performance obligation in a contract with variable consideration, we must determine if the variable consideration is attributable to the entire contract or to a specific part of the contract. We allocate the variable amount to one or more distinct performance obligations but not all or to one or more distinct services that forms a part of a single performance obligation, when the payment terms of the variable amount relate solely to our efforts to satisfy that distinct performance obligation and it results in an allocation that is consistent with the overall allocation objective of ASC 606. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative stand-alone selling price basis unless the transaction price is variable and meets the criteria to be allocated entirely to a performance obligation or to a distinct good or service that forms part of a single performance obligation. We determine stand-alone selling price (“SSP”) based on the price at which the performance obligation is sold separately. If the SSP is not observable through past transactions, we estimate the SSP taking into account available information such as market conditions, including geographic or regional specific factors, competitive positioning, internal costs, profit objectives, and internally approved pricing guidelines related to the performance obligation.

5) Recognize revenue when (or as) the entity satisfies a performance obligation
We satisfy performance obligations either over time or at a point in time depending on the nature of the underlying promise. Revenue is recognized at the time the related performance obligation is satisfied by transferring a promised good or service to a customer. In certain contracts that include customer substantive acceptance criteria, revenue is not recognized until we can objectively conclude that the product or service meets the agreed-upon specifications in the contract.

We only apply the five-step model to contracts when it is probable that we will collect the consideration we are entitled to in exchange for the goods or services we transfer to our customers. Revenue is measured based on consideration specified in a contract with a customer, and excludes taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction, that are collected by us from a customer.

Shipping and handling activities that occur after control over a product has transferred to a customer are accounted for as fulfillment costs and are included in cost of revenue. Historically, these expenses have not been material.
We do not adjust the promised amount of consideration for the effects of a significant financing component since the Company expects, at contract inception, that the period between the time of transfer of the promised goods or services to the customer and the time the customer pays for these goods or services to be generally one year or less, based on the practical expedient. The Company’s credit terms to customers are, on average, between 30 and 60 days.

Nature of Goods and Services

We derive and report our revenue in three categories: (a) software revenue, including the sale of subscription (i.e., term-based) or perpetual licenses, and appliances that include software that is essential to the product’s functionality, (b) software service revenue, including support revenue and revenue from cloud-based software-as-a-service subscriptions (“SaaS”), and (c) professional service and other revenue, including revenue from installation and integration services, customer specific development work, resale of third-party hardware, and consulting and training services.

Software revenue licenses either provide our customers a perpetual right to use our software or the right to use our software for only a fixed term, in most cases between one and three-year time frame. Generally, our contracts do not provide significant services of integration and customization and installation services are not required to be purchased directly from us. For the majority of our software licenses, we have concluded that the licenses are distinct as our customers can benefit from the software on its own. Software revenue is typically recognized when the software is delivered or made available for download to the customer. We rarely sell our software licenses on a stand-alone basis and as a result SSP is not directly observable and must be estimated. We apply the adjusted market assessment approach, considering both market conditions and entity specific factors such as assessment of historical data of bundled sales of software licenses with other promised goods and services in order to maximize the use of observable inputs. Software SSP is established based on an appropriate discount from our established list price, taking into consideration whether there is certain stratification of the population with different pricing practices.

Software service revenue is derived from cloud-based SaaS revenue and, providing technical support services, bug fixes and unspecified software updates to customers on a when-and-if-available basis. Each of these performance obligations provide benefit to the customer on a stand-alone basis and are distinct in the context of the contract. Each of these distinct performance obligations represent a stand ready obligation to provide service to a customer, which is concurrently delivered and has the same pattern of transfer to the customer, which is why we account for these support services as a single performance obligation. We recognize support services ratably over the contractual term, which typically is one year and develop SSP for support services based on stand-alone renewal contracts. Some of our subscription software licenses are not distinct from our support services as the utility of the software to the customer will significantly degrade during the license term. Subscription license revenue is recognized over the term of the subscription period beginning when the software is delivered to the customer.

Our solutions are generally sold with warranties that typically range from 1 year to 3 years. These warranties do not represent an additional performance obligation as services beyond assuring that the software license and hardware comply with agreed-upon specifications are not provided.

Professional service revenues primarily consist of fees for installation and integration, deployment and optimization services, as well as consulting and training, and are generally recognized over time as the customer simultaneously receives and consumes the benefits of the professional service as the services are performed. For contracts billed on a fixed price basis, revenue is recognized over time using an input method based on labor hours expended to date relative to the total labor hours expected to be required to satisfy the related performance obligation. Additionally, other revenues consist of the resale of third-party hardware including servers, laptops and communication equipment, and are recognized at a point in time generally upon shipment or delivery. We rarely sell professional services and third-party hardware on a stand-alone basis and as a result SSP is not directly observable and must be estimated. We apply the adjusted market assessment approach, considering both market conditions and entity specific factors such as assessment of historical data of bundled sales of professional services and resale of third-party hardware with other promised goods and services in order to maximize the use of observable inputs. Professional services SSP and resale of third-party hardware SSP is established based on an appropriate discount from our established list price, taking into consideration whether there is certain stratification of the population with different pricing practices.

Certain contracts require us to significantly customize our software and these contracts are generally recognized over time as we perform because our performance does not create an asset with an alternative use and we have an enforceable right to payment plus a reasonable profit for performance completed to date. Revenue is recognized over time based on the extent of progress towards completion of the performance obligation. We use labor hours incurred to measure progress for these contracts because it best depicts the transfer of the asset to the customer. Under the labor hours incurred measure of progress, the extent of progress towards completion is measured based on the ratio of labor hours incurred to date to the total estimated labor hours at completion of the distinct performance obligation. Due to the nature of the work performed in these arrangements, the estimation of total labor hours at completion is complex, subject to many variables and requires significant judgment. If circumstances arise that change the original estimates of revenues, costs, or extent of progress toward completion, revisions to the estimates are made. These revisions may result in increases or decreases in estimated revenues or costs, and such revisions are reflected in revenue on a cumulative catch-up basis in the period in which the circumstances that gave rise to the revision become known. We use an appropriate discount from our established list price, taking into consideration whether there is certain stratification of the population with different pricing practices, to estimate the SSP of our significantly customized solutions.

Cost of Revenue
Cost of Revenue

Our cost of revenue includes costs of materials, compensation and benefit costs for operations and service personnel, subcontractor costs, royalties and license fees related to third-party software included in our products and third-party SaaS providers, cloud infrastructure costs, depreciation of equipment used in operations and service, amortization of capitalized software development costs, provision for slow moving inventory, travel expenses associated with provision of installation, training, consulting and development services resources dedicated to project management and an allocation of overhead costs, such as facility, information technology, operations costs, stock-based compensation and other overhead expenses. Costs that relate to materials and software are generally expensed upon shipment and costs related to travel, subcontractors, and personnel and related expenses are generally expensed as incurred in the period in which the personnel related services are performed. Refer to Note 4, “Revenue Recognition” under the heading “Costs to Obtain and Fulfill Contracts” for further details regarding customer contract costs.

Research and Development, net
Research and Development, net

With the exception of certain software development costs, all research and development costs are expensed as incurred, and consist primarily of personnel and consulting costs, travel, depreciation of research and development equipment, and related overhead and other costs associated with research and development activities.

We used to receive and we might receive non-refundable grants from the Israeli Innovation Authority (“IIA”) that fund a portion of our research and development expenditures. We have elected to enter only into non-royalty-bearing arrangements with the IIA which do not require us to pay royalties. Funds received from the IIA are recorded as a reduction to research and development expense. Royalties, to the extent paid, are recorded as part of our cost of revenue.

We used to and we might derive benefits from participation in certain government-sponsored programs in other jurisdictions, for the support of research and development activities conducted in those locations.

Software Development Costs
Software Development Costs

Costs incurred to acquire or develop software to be sold, leased or otherwise marketed are capitalized after technological feasibility is established, and continue to be capitalized through the general release of the related software product. Amortization of capitalized costs begins in the period in which the related product is available for general release to customers and is recorded on a straight-line basis, which approximates the pattern in which the economic benefits of the capitalized costs are expected to be realized, over the estimated economic lives of the related software products, generally over a period of up to 4 years.

Internal-Use Software
Internal-Use Software

We capitalize costs associated with software that is acquired, internally developed or modified solely to meet our internal needs. Capitalization begins when the preliminary project stage has been completed and management with the relevant authority authorizes and commits to the funding of the project. These capitalized costs include external direct costs utilized in developing or obtaining the applications and expenses for employees who are directly associated with the development of the applications. Capitalization of such costs continues until the project is substantially complete and is ready for its intended purpose. Capitalized costs of computer software developed for internal use are generally amortized over estimated useful lives of four years on a straight-line basis, which best represents the pattern of the software’s use.

Income Taxes
Income Taxes

We account for income taxes under the asset and liability method which includes the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in our consolidated financial statements. Under this approach, deferred taxes are recorded for the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid. The provision for income taxes represents income taxes paid or payable for the current year plus deferred taxes. Deferred taxes result from differences between the financial statement and tax bases of our assets and liabilities, and are adjusted for changes in tax rates and tax laws when changes are enacted. The effects of future changes in income tax laws or rates are not anticipated.

We are subject to income taxes in Israel, the United States and numerous foreign jurisdictions. The calculation of our income tax provision involves the application of complex tax laws and requires significant judgment and estimates. We evaluate the realizability of our deferred tax assets for each jurisdiction in which we operate at each reporting date, and establish valuation allowances when it is more likely than not that all or a portion of our deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the same character and in the same jurisdiction. We consider all available positive and negative evidence in making this assessment, including, but not limited to, the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies. In circumstances where there is sufficient negative evidence indicating that our deferred tax assets are not more-likely-than-not realizable, we establish a valuation allowance.

We use a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate tax positions taken or expected to be taken in a tax return by assessing whether they are more-likely-than-not sustainable, based solely on their technical merits, upon examination and including resolution of any related appeals or litigation process. The second step is to measure the associated tax benefit of each position as the largest amount that we believe is more-likely-than-not realizable. Differences between the amount of tax benefits taken or expected to be taken in our income tax returns and the amount of tax benefits recognized in our financial statements represent our unrecognized income tax benefits, which we either record as a liability or as a reduction of deferred tax assets. Our policy is to include interest (expense and/or income) and penalties related to unrecognized income tax benefits as a component of the provision for income taxes.

Functional Currencies and Foreign Currency Transaction Gains and Losses
Functional Currencies and Foreign Currency Transaction Gains and Losses

Our functional currency, and the functional currency of most of our subsidiaries, is the U.S. dollar, although we have some subsidiaries with functional currencies that are their local currency.

Transactions denominated in currencies other than a functional currency are converted to the functional currency on the transaction date, and any resulting assets or liabilities are further remeasured at each reporting date and at settlement in accordance with ASC 830, “Foreign Currency Matters”. Gains and losses recognized upon such remeasurements are included within Other (expenses) income, net in the consolidated statements of operations. We recorded net foreign currency losses of $1.4 million, $0.8 million and $0.1 million for the years ended January 31, 2025, 2024, and 2023, respectively.

For consolidated reporting purposes, in those instances where a subsidiary has a functional currency other than the U.S. dollar, revenue and expenses are translated into U.S. dollars using average exchange rates for the reporting period, while assets and liabilities are translated into U.S. dollars using period-end rates. The effects of foreign currency translation adjustments are included in stockholders’ equity as a component of accumulated other comprehensive income or loss in the accompanying consolidated balance sheets.

Stock-Based Compensation
Stock-Based Compensation

Certain Company employees and non-employees participate in a stock-based compensation plan sponsored by Cognyte. Awards granted under the plan are based on Cognyte’s common shares and, as such, are included in Additional Paid in Capital. The Company accounts for share-based compensation under ASC 718, Compensation - Stock Compensation, which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based awards on the date of grant. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations. The Company estimates the expected forfeitures as of the awards grant date, and revised if necessary in subsequent periods, if actual forfeitures differ from those estimates.

The Company recognizes compensation expenses for the value of its awards, which vest in tranches based on service conditions, using the straight-line method, over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures. For performance-based share units, the Company recognizes compensation expenses for the value of such awards, if and when the Company concludes that it is probable that a performance condition will be achieved based on the accelerated attribution method over the requisite service period. The Company reassesses the probability of vesting at each reporting period for awards with performance conditions and adjusts compensation cost based on its probability assessment.

Leases
Leases

We are accounting for leases according to ASC 842, Leases. We determine if an arrangement is a lease at inception.

Operating Leases

Operating lease assets are presented as operating lease right-of-use (“ROU”) assets, and corresponding operating lease liabilities are presented within accrued expenses and other current liabilities (current portions), and as operating lease liabilities (long-term portions), on our consolidated balance sheets.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the remaining lease payments over the lease term at commencement date. Our leases do not provide an implicit interest rate. We calculate the incremental borrowing rate to reflect the interest rate that we would have to pay to borrow on a collateralized basis an amount equal to the lease payments in a similar economic environment over a similar term, and consider our historical borrowing activities and market data in this determination. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

We have lease agreements with lease and non-lease components, which we account for as a single lease component. Some of our leases contain variable lease payments, which are expensed as incurred unless those payments are based on an index or rate. Variable lease payments based on an index or rate are initially measured using the index or rate in effect at lease commencement and included in the measurement of the lease liability; thereafter, changes to lease payments due to rate or index updates are recorded as rent expense in the period incurred. We have elected not to recognize ROU assets and lease liabilities for short-term leases that have a term of twelve months or less. The effect of short-term leases on our ROU assets and lease liabilities was not material. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants. In addition, we do not have any related party leases.

Finance Leases

Finance leases are recognized when we obtain control over the underlying asset. Finance lease assets are recorded within Property and Equipment, net, and the corresponding finance lease liabilities are presented within Accrued Expenses and Other Current Liabilities (current portion) and Other Liabilities (long-term portion) on our consolidated balance sheets.

Finance lease assets and liabilities are measured at the present value of the future lease payments at the lease commencement date, using our incremental borrowing rate unless the rate implicit in the lease is readily determinable. Finance lease assets are amortized over the shorter of the asset’s useful life or the lease term. Interest expense on finance lease liabilities is recognized using the effective interest method over the lease term. Lease payments are allocated between the finance lease liability and interest expense.

Legal Contingencies
Legal Contingencies

From time to time, the Company becomes involved in legal proceedings or is subject to claims arising in its ordinary course of business. Such matters are generally subject to many uncertainties and outcomes that are not predictable with certainty. The Company accrues for contingencies when the loss is probable, and it can reasonably estimate the amount of any such loss. Loss contingencies considered to be remote by the Company are generally not disclosed. The respective legal fees are expensed as incurred.

Tax indemnification
Tax indemnification

Income tax indemnifications are contractual arrangements established between two parties whereby one party will reimburse the other for income taxes paid to a taxing authority related to tax positions that arose (typically) prior to a transaction. If we are a primary obligor to the taxing authority, we should account for any tax exposure pursuant to the uncertain tax provision guidance of ASC 740 Income taxes. If we are not a primary obligor to the taxing authority, we should account for the tax risk pursuant to ASC 460, Guarantees, which requires the use of the greater of the fair value of the indemnity or the contingent liability required to be recognized under ASC 450, Contingencies.
In accordance with the Tax Matters Agreement entered between the Company and Verint in conjunction with the spin-off, the Company had an indemnification obligation to Verint with respect to some or all of the resulting tax to Verint under the Tax Matters Agreement in the amount of $4.7 million for the year ended January 31, 2023. During the fourth quarter of the year ended January 31, 2024, the uncertain tax positions associated with Verint, as well as the corresponding indemnification asset, were reversed due to the expiration of the statute of limitations.

Business Combinations
Business Combinations

The Company accounts for business combinations in accordance with ASC 805, Business Combinations. ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over the purchase price is allocated to goodwill and any subsequent changes in estimated contingencies are recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in changes in acquired income tax positions are recognized in earnings.

Acquisition related costs are expensed to the consolidated statements of operations in the periods incurred.

Treasury shares
Treasury shares

The Company accounts for repurchases of its ordinary shares with no par value (“ordinary shares”) as of the trade date. Such repurchases are carried at cost and are presented as reduction of Shareholders' equity, under treasury shares. Treasury shares are included in authorized and issued shares but excluded from outstanding shares.

Basic and diluted net income (loss) per share
Basic and diluted net income (loss) per share

Basic net income (loss) per share is computed by dividing net income (loss) attributable to shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted net income (loss) per share is computed by giving effect to all potential weighted average dilutive ordinary shares, including restricted stock units and performance stock units. The dilutive potential shares are computed using the treasury stock method or the as-if converted method, as applicable.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

New Accounting Pronouncements Recently Adopted

In November 2023, the FASB issued ASU 2023-07 Segment Reporting (Topic 280): Improvements to reportable segment disclosures. The amendments in this update improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision-useful financial analyses. The amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The adoption of this guidance, as of February 1, 2024 which was done retrospectively, does not have a material impact on the Company’s consolidated financial statements. For additional details please refer to note 6, “SEGMENT INFORMATION”.

New Accounting Pronouncements Not Yet Effective

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosure. The amendments in this update intended to address investor requests for more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. The amendments should be applied on a prospective basis with the option to apply the standard retrospectively. The amendments are effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The Company is currently evaluating these amendments to determine the impact it may have on its consolidated financial statements.
In November 2024, the FASB issued ASU 2024-03 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The new guidance requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. The guidance should be applied on either a prospective or retrospective basis. The amendments are effective for annual periods beginning after December 15, 2026. Early adoption is permitted. The Company is currently evaluating these amendments to determine the impact it may have on its consolidated financial statements.